Consolidated Statements of Loss and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Expenses
General and administrative	$ 3,894	$ 4,341	$ 5,121
Interest	0	1,650	5,066
Foreign exchange gain	(245)	(328)	(698)
Share of joint venture expenditures - Lion Battery	575	253	343
Stock based compensation expense	1,981	2,164	3,184
Operating expenses, total	6,205	8,080	13,016
Other Income
Gain on fair value derivatives & other instruments	0	(12)	(52)
Write-off due to prospecting right closures	0	223	0
Loss on partial repayment of debt and convertible notes	0	135	189
Gain on Sprott extension	0	0	(48)
Interest income	(584)	(176)	(97)
Loss for the year before income taxes	5,621	8,250	13,008
Deferred income tax expense (recovery)	42	(7)	55
Loss for the year	5,663	8,243	13,063
Items that may be subsequently reclassified to net loss: Currency translation adjustment	4,182	6,929	(4,898)
Comprehensive loss for the year	9,845	15,172	8,165
Net loss attributable to:
Shareholders of Platinum Group Metals Ltd.	5,663	8,243	13,063
Loss	5,663	8,243	13,063
Comprehensive loss attributable to:
Shareholders of Platinum Group Metals Ltd.	9,845	15,172	8,165
Comprehensive loss for the year	$ 9,845	$ 15,172	$ 8,165
Basic loss per common share	$ 0.06	$ 0.09	$ 0.18
Diluted loss per common share	$ 0.06	$ 0.09	$ 0.18
Weighted average number of common shares outstanding: Basic	99,939,254	89,586,083	71,912,296
Weighted average number of common shares outstanding: Diluted	99,939,254	89,586,083	71,912,296